Trading derivatives (assets and liabilities) and short positions (Tables)	12 Months Ended
Dec. 31, 2021
Trading Derivatives And Short Positions [Abstract]
Schedule by type of inherent risk of fair value of trading derivatives
The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see note 11):

EUR million
	2021		2020		2019
	Debit balance	Credit balance	Debit balance	Credit balance	Debit balance	Credit balance
Interest rate risk	31,884	30,192	43,832	41,085	42,614	40,956
Currency risk	19,823	21,894	21,162	22,028	18,085	19,870
Price risk	1,498	891	1,931	944	2,329	1,772
Other risks	1,087	589	212	412	369	418
	54,292	53,566	67,137	64,469	63,397	63,016

Schedule of short positions (liabilities)
Following is a breakdown of the short positions (liabilities):

EUR million
	2021	2020	2019
Borrowed securities
Debt instruments	825	625	390
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	825	625	390
Equity instruments	389	289	393
Of which:
Banco Santander, S.A.	318	289	308
Short sales
Debt instruments	11,022	15,784	13,340
Of which:
Banco Santander, S.A.	8,926	8,645	7,980
Banco Santander (Brasil) S.A.	1,952	7,085	5,194
	12,236	16,698	14,123